Retirement Plans (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Increase In Unfunded Status	$ 39,100,000
Defined Benefit Plan, Benefit Obligation	212,908,000	170,478,000	163,531,000
Employer contributions	350,000	2,000,000
Other Than Temporary Impairment Losses Investments Portion In Other Comprehensive Income Loss Net Of Tax Including Portion Attributable To Noncontrolling Interest Availableforsale Securities	20,552,000	(11,296,000)	(771,000)
Fair value of plan assets at end of year	157,948,000	154,650,000	135,016,000
Defined Benefit Plan, Accumulated Benefit Obligation	188,500,000	152,200,000
Expected return	7.25%	7.50%
Gain on plan assets	5.70%
Common stock included in plan assets	14,400,000	11,600,000
401 (k) match	2,300,000	2,300,000	1,700,000
401 (k) match stock amount	2,200,000	2,000,000
401 (k) match amount in cash	100,000	100,000
Other Than Temporary Impairment Losses Investments Portion In Other Comprehensive Income Loss Tax Including Portion Attributable To Noncontrolling Interest Availableforsale Securities	13,140,000	7,222,000	493,000
Teamsters Plan Contributions	2,400,000	2,400,000	2,400,000
Contribution Percentage	5.00%
Discount rate - benefit obligation	4.15%	4.85%
Conversion of mortality table	6,600,000
Expected increase to defined benefit plan expense	$ 1,200,000